Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Banks - Checking account and cash		R$ 3,040	R$ 62
Balances with Brazilian Central Bank		1,034	380
Bank accounts in foreign currency		3,675	27,936
Money market repurchase agreements	[1]	130,043	546,857
Total		R$ 137,792	R$ 575,235	R$ 287,188	R$ 77,470

[1]	On December 31, 2025 and 2024, the repurchase agreements substantially had a resale date for January 2, 2026 and January 2, 2025, respectively.